Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates
(a)	Use of Estimates

In preparation of the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provisions, impairment of long-lived assets, fair value of options granted and related forfeiture rates, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents
Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with maturities of three months or less when purchased.
Restricted Cash

(c)	Restricted Cash

Restricted cash is cash held as collateral for transactions the Company has entered into.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method.

The ending balance of cash and cash equivalents and restricted cash presented on the face of the consolidated statements of cash flows in 2019 is $155,878 (2018 - $158,170, 2017 - $115,964). It includes $ 152,718 cash and cash equivalents (2018 - $ 158,170, 2017 - $114,415) and $3,160 restricted cash (2018 - $nil, 2017 - $1,549) as presented in consolidated balance sheets.

Short-term Investments
(d)	Short-term investments

All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

The Company accounts for short-term debt investments in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt as “held-to-maturity,” “trading” or “available-for-sale,” whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Accounts Receivable
(e)	Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business and actively pursues past due accounts. The Company estimates an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions and other factors that may affect its customers’ ability to pay.

Inventories
(f)	Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of work in progress and finished goods is determined on a weighted-average cost basis and includes direct material, direct labor and overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress.

Property, Plant and Equipment
(g)	Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are recorded in gain or loss on disposal and impairment of property, plant and equipment included in the consolidated statements of comprehensive income (loss).

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 24 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvements	Lesser of useful lives and term of lease

Prepaid Land Lease Payments

(h)	Prepaid Land Lease Payments

Prepaid land lease payments represent amounts paid for the rights to use land in the PRC and is recorded at purchased cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the lease agreement, which ranges from 28 to 49 years.

Licenses
(i)	Licenses

The Company capitalizes the patent payment and the purchased cost of vaccines if the vaccine has received a new drug certificate from the National Medical Products Administration (“NMPA) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses in relation to the production and sales of pharmaceutical products are amortized on a straight-line basis over their respective useful lives. Costs incurred to renew or extend the term of licenses are capitalized and amortized over the license’s useful life on a straight-line basis.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset group. An asset group is identified as assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value, based on the discounted net future cash flows or other appropriate methods, such as comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgment had been utilized, the timing or the amount of any impairment charges could be materially different.

Income Taxes
(k)	Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the carrying values and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. The Company recognizes a change in available facts after the reporting date but before issuance of the financial statements in the period when the change in facts occur, even if that new information provides a better estimate of the ultimate outcome of an uncertainty. Liabilities associated with uncertain tax positions are classified as long−term unless expected to be settled within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheets.

Value-Added Taxes
(l)	Value-added Taxes

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue.

Revenue from Contracts with Customers

(m)	Revenue from Contracts with Customers

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”), on January 1, 2018, using the modified retrospective method. Revenues for the years ended December 31, 2019 and 2018 were presented under ASC 606, and revenues for the year ended December 31, 2017 was not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition.

Revenue is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration of which the Company expect to be entitled to in exchange for the goods, and the Company can reasonably estimates return provision for the goods.

The product return provisions are estimated based on historical return and exchange data as well as the inventory levels and the remaining shelf lives of the products in the distribution channels.

As of December 31, 2019, sales return provision for inactivated hepatitis A vaccine, combined inactivated hepatitis A&B vaccine, enterovirus 71 vaccine and mumps vaccine was $3,368 (December 31, 2018 - $2,880). Sales return provision of inactivated hepatitis A vaccine, combined inactivated hepatitis A&B vaccine, enterovirus 71 vaccine and mumps vaccine as a percentage of sales was 1.5% and 1.4% in 2019 and 2018, respectively. As of December 31, 2019, sales return provision for seasonal influenza vaccine returns was $358 (December 31, 2018 - $nil).

Deferred revenue is generally related to government stockpiling programs and advances received from customers. For government stockpiling programs of H5N1 vaccines, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price and no rights of return are provided. Revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, these expired products are recognized as revenue once cash is received and the products have expired and passed government inspection.

For the year ended December 31, 2019, the Company did not have any significant incremental costs of obtaining contracts with customers incurred or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have amounts of contract assets since revenue is recognized as control of goods is transferred. The contract liabilities consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. All contract liabilities are included in deferred revenue in the Consolidated Balance Sheets.

For the year ended December 31, 2019, the Company recognized sales of $2,347 related to contract liabilities at January 1, 2019.

Shipping and Handling
(n)	Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handling are recognized in selling, general and administrative expenses in the consolidated statements of comprehensive income. For the year ended December 31, 2019, $7,253 of shipping and handling costs was included in selling, general and administrative expenses (2018 - $ 6,261, 2017 - $5,759).

Advertising Expenses
(o)	Advertising Expenses

Advertising costs are expensed as incurred and included in selling, general and administrative expenses. Advertising costs were $1,398 for the year ended December 31, 2019 (2018 - $3,901, 2017 - $4,007).

Research and Development Expense
(p)	Research and Development

Research and development ("R&D") costs are expensed as incurred and are disclosed as a separate line item in the Company’s consolidated statements of comprehensive income. R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and did not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Under certain R&D arrangements with third parties, the Company may be required to make payments that are contingent on the achievement of specific development, regulatory and/or commercial milestones. Before a product receives regulatory approval, license fees and milestone payments made to third parties are expensed as incurred. License fees and milestone payments made to third parties after regulatory approval is received are capitalized and amortized over the remaining life of the agreement with third parties.

Government Grants

(q)	Government Grants

Government grants received from the PRC government by the PRC operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for R&D are recognized as a reduction to R&D expenses when the expenses are incurred in the same period when the conditions attached to the grants are met, or recognized as government grants recognized in income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the related depreciation and amortization expenses in the same manner as the property, plant and equipment are depreciated. Interest subsidies are recorded as a reduction to interest and financing expenses in the consolidated statements of comprehensive income, or recorded as a reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. For government loans received at below market interest rate, the difference between the face value of the loan and fair value using the effective interest rate method is recorded as deferred government grants.

Retirement and Other Post-retirement Benefits
(r)	Retirement and Other Post-retirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company makes contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions. Total amounts for such employee benefits incurred was $9,884 for the year ended December 31, 2019 (2018 - $7,438, 2017 - $6,197 ).

Foreign Currency Translation And Transactions
(s)	Foreign Currency Translation and Transactions

The Company maintains their accounting records in their functional currencies, U.S. dollars (“US$”) for the Company and Sinovac Hong Kong and Renminbi Yuan (“RMB”) for the PRC subsidiaries. The Company uses the US$ as its reporting currency.

At the transaction date, each asset, liability, revenue and expense is re-measured into the functional currency by the use of the exchange rate in effect at that date. At each period end, foreign currency monetary assets, and liabilities are re-measured into the functional currency by using the exchange rate in effect at the balance sheet date. The resulting foreign exchange gains and losses are included in selling, general and administrative expenses. The Company recognized foreign exchange gain of $306 for the year ended December 31, 2019 (2018 - $559, 2017 - $1,323 ).

Assets and liabilities of the PRC subsidiaries, Sinovac Beijing, Sinovac R&D, Sinovac Dalian and Sinovac Biomed are translated into US$ at the exchange rates in effect at the balance sheet date. Revenue and expenses are translated at average exchange rates. Gains and losses from such translations are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Gain on intra-entity foreign currency transactions that are of a long-term-investment nature was $62 for the year ended December 31, 2019 (2018 - $268, 2017 - $336 ) which was recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Share-based Compensation

(t)	Share-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value for stock options. The Company uses the grant date stock price to determine the grant date fair value of restricted shares. The Company has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation costs recognized at any date is at least equal to the portion of the grant date value of the awards that are vested at that date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share based compensation costs are recorded net of estimated forfeitures such that expense is recorded only for those awards that are expected to vest.

Comprehensive Income
(u)	Comprehensive Income
The Company’s comprehensive income consists of net income and foreign currency translation adjustments.
Earnings Per Share
(v)	Earnings Per Share

Earnings per share is calculated in accordance with Accounting Standards Codification (“ASC”) 260 Earnings per Share. Basic earnings per share is computed by dividing the net income attributable to shareholders of Sinovac by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Leases
(w)	Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Upon adoption, the Company recognized right-of-use asset of $7,306 and total lease liabilities (including current and non-current) $6,959 for operating leases as of January 1, 2019. As of December 31, 2019, the Company had right-of-use assets of $6,636 and total lease liabilities (including current and non-current) $6,294 for operating leases.

Fair Value Measurements

(x)	Fair Value Measurements

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2019 and 2018, the Company did not have any financial assets or liabilities measured at fair value on a recurring basis.

The carrying values of cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable and accrued liabilities and short-term bank loans and the current portion of long-term debt approximate their fair value because of their short-term nature. Fair value of the long-term bank loans are determined based on level 2 inputs, and the carrying amounts of long-term bank loans approximate fair value as the related interest rates approximate rates currently offered by financial institution for similar debt instruments.

The Company measures property, plant and equipment at fair value on a non-recurring basis only if an impairment charge were to be recognized. There were no non-recurring fair value measurements for the years ended December 31, 2019 and 2018.

Concentration of Risks
(y)	Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. In 2019, foreign exchange gain of $306 is included in selling, general and administrative expenses (2018 - $559, 2017 - $1,323). As of December 31, 2019, cash and cash equivalents of $57,079 (RMB 397 million) is denominated in RMB and are held in PRC and Hong Kong (December 31, 2018 - $70,448 (RMB 484 million)).

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, restricted cash, and short-term investment in good credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are mainly various government agencies in China. For the year ended December 31, 2019, 2018 and 2017, no single customer of the Company accounted for more than 10% of total sales. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Other than loans from a non-controlling shareholder of $8,043 with fixed interest rates as of December 31, 2019 (note 11(a)), interests of other interest-bearing loans are charged at variable rates based on the People’s Bank of China (note 10).

Recently Issued Accounting Standards
(z)	Recently Issued Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. The Company does not expect the impact of this guidance to have a material impact on the Company’s consolidated financial statements.